UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009


                      USAA INTERMEDIATE-TERM BOND FUND



[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

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     SEMIANNUAL REPORT
     USAA INTERMEDIATE-TERM BOND FUND
     FUND SHARES o INSTITUTIONAL SHARES
     JANUARY 31, 2009

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FUND OBJECTIVE

HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  17

   Notes to Portfolio of Investments                                         37

   Financial Statements                                                      41

   Notes to Financial Statements                                             44

EXPENSE EXAMPLE                                                              59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE       [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

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FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA INTERMEDIATE-TERM BOND FUND
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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund.
o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF MATTHEW FREUND]                       [PHOTO OF JULIANNE BASS]

          MATTHEW FREUND, CFA                             JULIANNE BASS, CFA
          USAA Investment                                 USAA Investment
          Management Company                              Management Company

o HOW DID THE FUND PERFORM?

  The USAA Intermediate-Term Bond Fund Shares had a total return of -12.99% for the six-month period ended January 31, 2009. During the same period, the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index)* returned 3.23% and the Lipper Intermediate Investment Grade Funds Index returned -2.98%. At the same time, the Fund Shares provided a one-year dividend yield of 7.03%, compared to 5.57% for the average Lipper Intermediate Investment Grade Debt Fund.

o WHAT WERE THE RELEVANT MARKET CONDITIONS?

  The subprime credit crunch, initially limited to the United States, grew into a global financial dislocation during the period. A series of shocks -- including, among others, the U.S. government takeover of Freddie Mac and Fannie Mae, the failure of Lehman Brothers, the government bailout of American International Group, and the forced mergers of Washington Mutual and Wachovia -- raised fears about the solvency

  *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

  Refer to pages 11 and 12 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA INTERMEDIATE-TERM BOND FUND
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                          o  HISTORICAL YIELD CURVE  o

               [CHART OF HISTORICAL YIELD CURVE]

                 7/31/2008         1/30/2009           Change
3 Month            1.659%            0.226%           -1.4332%
6 month            1.862              0.34            -1.5221
1 year             2.258             0.473            -1.7848
2 year             2.508             0.946            -1.5616
5 year             3.235             1.875              -1.36
10 year            3.946              2.84            -1.1059
30 year            4.573             3.603            -0.9696

                          [END CHART]

     Source: Bloomberg L.P.

  of even the strongest financial institutions in the United States and around the globe. Market volatility increased to historic levels as investors questioned the safety of securities, including those with the highest credit ratings. This broad-based flight to safety affected every sector of the taxable bond market, which underperformed ultra-safe U.S. Treasuries.

  To contain the financial market turmoil, the Federal Reserve (the Fed) lowered overnight interest rates from 2.00% in August to a range between 0% and 0.25%. The Fed also indicated it plans to do whatever it takes to combat a worsening recession and deflationary trends.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  As a result, long-term Treasury interest rates fell to levels not seen in more than 50 years.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  We strive to generate an attractive yield with an acceptable level of price volatility. While your Fund paid an above-average dividend, our long-term strategy, which seeks to maximize income and has added value over the long term, produced sub-par total return over the reporting period.

  Credit analysis was not rewarded as the flight to safety forced other investors to sell bonds regardless of their investment merits. The old adage rang true: In a panic investors sell what they can, not what they should. Your Fund had no direct exposure to subprime mortgages, because we believed that these securities would underperform once their low teaser interest rates reset higher. We focused instead on high-quality, seasoned commercial mortgage-backed securities (CMBS). But despite strong credit statistics and a stable operating history, these securities were among the first to decline as other investors scrambled to meet margin calls.

  As we have noted over the years, U.S. Treasury securities never have played a large part in this portfolio. Over time, they yield less and exhibit more interest-rate volatility than other mortgage and corporate securities. However, they tend to outperform in times of market stress as they did during the six-month reporting period.

  Despite the indiscriminate selling and the short-term volatility they created, we believe current market prices represent attractive opportunities. We remained committed to long-term income generation through a high-quality portfolio that was diversified among multiple asset classes and across a large number of issuers. By limiting the positions we took in any one credit, we attempted to limit our exposure to potential surprises. Our research team continued to analyze and monitor every bond in your Fund carefully.

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6  | USAA INTERMEDIATE-TERM BOND FUND

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o WHAT IS THE OUTLOOK?

  No one can predict when the financial markets will stabilize but, as of the writing of this commentary, we firmly believe we are closer to the end of the turmoil than the beginning. History shows that when the credit markets recover, the ensuing rallies can be quick and substantial. Timing the market's turn is very difficult, but staying on the sidelines will limit long-term returns. The U.S. Treasury "bubble" is likely to last so long as the government continues to intervene in the economy and the financial system. We have sought to position your Fund to outperform when the bubble bursts.

  We expect market volatility to continue until investors trust the financial system again. Panic-induced, forced selling has created tremendous opportunities in the corporate and structured bond markets. The spread -- or premium an investor receives over risk-free U.S. Treasuries -- has increased to record levels, which should allow patient investors to lock in attractive yields.

  Your portfolio management team remains committed to providing a high-quality, well-diversified bond fund with an acceptable level of risk.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES
(Symbol: USIBX)

--------------------------------------------------------------------------------
                                        1/31/09                       7/31/08
--------------------------------------------------------------------------------
Net Assets                          $796.0 Million                $966.3 Million
Net Asset Value Per Share                $7.84                         $9.32

Dollar-Weighted Average
Portfolio Maturity(+)                  4.7 Years                     5.7 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
SIX-MONTH TOTAL RETURN      30-DAY SEC YIELD*            EXPENSE RATIO***
--------------------------------------------------------------------------------
7/31/08 to 1/31/09            as of 1/31/09        Before reimbursement    0.69%

    -12.99%**                     8.38%            After reimbursement     0.65%

*Calculated as prescribed by the Securities and Exchange Commission. **Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA INTERMEDIATE-TERM BOND FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2009

--------------------------------------------------------------------------------
                           TOTAL RETURN   =   DIVIDEND RETURN   +   PRICE CHANGE
--------------------------------------------------------------------------------
Since Inception 8/02/99        3.18%      =        5.58%        +      (2.40)%
5 Years                       (0.47)%     =        4.95%        +      (5.42)%
1 Year                       (15.58)%     =        5.07%        +     (20.65)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2000--JANUARY 31, 2009

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                   TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2001             11.89%               8.11%                    3.78%
1/31/2002              6.37%               6.86%                   -0.49%
1/31/2003              5.70%               6.29%                   -0.59%
1/31/2004              8.02%               5.04%                    2.98%
1/31/2005              3.65%               4.62%                   -0.97%
1/31/2006              2.09%               4.62%                   -2.53%
1/31/2007              4.92%               5.02%                   -0.10%
1/31/2008              4.20%               5.30%                   -1.10%
1/31/2009            -15.58%               5.07%                  -20.65%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

  *Since inception 8/02/99

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               LIPPER INTERMEDIATE
                     BARCLAYS CAPITAL            INVESTMENT GRADE       USAA INTERMEDIATE-TERM
                U.S. AGGREGATE BOND INDEX          FUNDS INDEX             BOND FUND SHARES
 7/31/99               $10,000.00                  $10,000.00                $10,000.00
 8/31/99                 9,994.91                    9,989.34                 10,009.94
 9/30/99                10,110.95                   10,099.27                 10,139.20
10/31/99                10,148.25                   10,114.64                 10,173.89
11/30/99                10,147.53                   10,126.52                 10,217.51
12/31/99                10,098.59                   10,079.97                 10,176.92
 1/31/00                10,065.53                   10,044.13                 10,146.73
 2/29/00                10,187.26                   10,153.17                 10,261.74
 3/31/00                10,321.46                   10,278.50                 10,387.82
 4/30/00                10,291.91                   10,214.84                 10,311.27
 5/31/00                10,287.18                   10,196.30                 10,222.28
 6/30/00                10,501.21                   10,412.21                 10,458.17
 7/31/00                10,596.53                   10,501.09                 10,556.34
 8/31/00                10,750.11                   10,646.70                 10,602.09
 9/30/00                10,817.70                   10,717.23                 10,742.29
10/31/00                10,889.28                   10,755.01                 10,691.89
11/30/00                11,067.33                   10,926.16                 10,856.73
12/31/00                11,272.63                   11,146.90                 11,094.30
 1/31/01                11,456.98                   11,342.75                 11,352.94
 2/28/01                11,556.79                   11,451.76                 11,497.47
 3/31/01                11,614.80                   11,496.27                 11,594.71
 4/30/01                11,566.60                   11,434.43                 11,550.60
 5/31/01                11,636.36                   11,504.85                 11,628.19
 6/30/01                11,680.33                   11,547.16                 11,692.79
 7/31/01                11,941.47                   11,827.28                 12,026.24
 8/31/01                12,078.22                   11,957.52                 12,162.73
 9/30/01                12,218.96                   12,049.56                 12,291.65
10/31/01                12,474.65                   12,295.18                 12,443.35
11/30/01                12,302.66                   12,140.79                 12,165.01
12/31/01                12,224.54                   12,062.75                 12,025.50
 1/31/02                12,323.49                   12,149.80                 12,075.59
 2/28/02                12,442.92                   12,267.23                 12,102.75
 3/31/02                12,235.92                   12,054.36                 11,995.26
 4/30/02                12,473.20                   12,271.81                 12,111.30
 5/31/02                12,579.18                   12,372.54                 12,200.42
 6/30/02                12,687.95                   12,364.56                 12,187.02
 7/31/02                12,841.05                   12,413.66                 12,037.16
 8/31/02                13,057.86                   12,652.89                 12,345.15
 9/30/02                13,269.34                   12,790.95                 12,576.84
10/31/02                13,208.90                   12,741.90                 12,337.37
11/30/02                13,205.38                   12,802.47                 12,372.67
12/31/02                13,478.15                   13,063.00                 12,718.50
 1/31/03                13,489.66                   13,103.84                 12,763.39
 2/28/03                13,676.31                   13,290.70                 12,985.42
 3/31/03                13,665.77                   13,292.01                 12,999.81
 4/30/03                13,778.54                   13,447.37                 13,208.59
 5/31/03                14,035.44                   13,698.16                 13,574.76
 6/30/03                14,007.58                   13,694.84                 13,589.16
 7/31/03                13,536.65                   13,233.07                 13,201.68
 8/31/03                13,626.53                   13,333.75                 13,241.93
 9/30/03                13,987.23                   13,692.26                 13,618.67
10/31/03                13,856.78                   13,595.61                 13,529.91
11/30/03                13,889.97                   13,631.51                 13,551.45
12/31/03                14,031.32                   13,770.16                 13,683.62
 1/31/04                14,144.20                   13,879.65                 13,786.90
 2/29/04                14,297.30                   14,014.47                 13,917.88
 3/31/04                14,404.37                   14,115.43                 14,009.37
 4/30/04                14,029.62                   13,776.27                 13,729.03
 5/31/04                13,973.42                   13,708.71                 13,642.44
 6/30/04                14,052.39                   13,772.60                 13,693.94
 7/31/04                14,191.68                   13,901.87                 13,803.45
 8/31/04                14,462.39                   14,152.22                 14,030.64
 9/30/04                14,501.63                   14,189.25                 14,083.78
10/31/04                14,623.24                   14,301.08                 14,191.23
11/30/04                14,506.60                   14,211.69                 14,081.76
12/31/04                14,640.08                   14,359.51                 14,223.13
 1/31/05                14,732.01                   14,437.07                 14,288.45
 2/28/05                14,645.04                   14,375.86                 14,231.61
 3/31/05                14,569.83                   14,290.78                 14,159.65
 4/30/05                14,767.01                   14,466.62                 14,345.84
 5/31/05                14,926.78                   14,618.52                 14,468.72
 6/30/05                15,008.17                   14,704.26                 14,566.47
 7/31/05                14,871.54                   14,589.41                 14,437.14
 8/31/05                15,062.19                   14,771.98                 14,621.07
 9/30/05                14,907.03                   14,622.16                 14,494.29
10/31/05                14,789.06                   14,501.74                 14,402.57
11/30/05                14,854.46                   14,554.83                 14,473.93
12/31/05                14,995.69                   14,687.33                 14,606.51
 1/31/06                14,996.54                   14,706.02                 14,587.02
 2/28/06                15,046.32                   14,749.41                 14,631.10
 3/31/06                14,898.67                   14,606.85                 14,533.77
 4/30/06                14,871.66                   14,586.58                 14,488.61
 5/31/06                14,855.80                   14,570.71                 14,490.65
 6/30/06                14,887.29                   14,586.30                 14,510.21
 7/31/06                15,088.59                   14,788.67                 14,685.74
 8/31/06                15,319.57                   15,010.98                 14,910.89
 9/30/06                15,454.14                   15,136.61                 15,079.49
10/31/06                15,556.37                   15,238.85                 15,183.69
11/30/06                15,736.84                   15,415.34                 15,368.41
12/31/06                15,645.52                   15,343.15                 15,292.30
 1/31/07                15,639.10                   15,327.56                 15,305.29
 2/28/07                15,880.25                   15,575.74                 15,554.15
 3/31/07                15,880.74                   15,570.37                 15,543.56
 4/30/07                15,966.37                   15,648.73                 15,638.04
 5/31/07                15,845.37                   15,516.01                 15,501.58
 6/30/07                15,798.49                   15,452.77                 15,465.78
 7/31/07                15,930.28                   15,537.99                 15,486.98
 8/31/07                16,125.52                   15,678.18                 15,607.29
 9/30/07                16,247.86                   15,846.03                 15,716.98
10/31/07                16,393.81                   15,950.00                 15,815.17
11/30/07                16,688.62                   16,156.29                 15,905.37
12/31/07                16,735.50                   16,175.87                 15,879.11
 1/31/08                17,016.62                   16,445.73                 15,948.78
 2/29/08                17,040.24                   16,363.49                 15,829.79
 3/31/08                17,098.38                   16,194.08                 15,735.28
 4/30/08                17,062.65                   16,278.55                 15,708.62
 5/31/08                16,937.53                   16,150.97                 15,752.88
 6/30/08                16,923.84                   16,016.77                 15,629.75
 7/31/08                16,910.04                   15,863.06                 15,474.39
 8/31/08                17,070.52                   15,958.03                 15,472.20
 9/30/08                16,841.24                   15,461.27                 14,863.03
10/31/08                16,443.71                   14,885.87                 13,835.67
11/30/08                16,978.96                   14,861.36                 13,570.72
12/31/08                17,612.43                   15,414.22                 13,417.69
 1/31/09                17,457.03                   15,390.86                 13,466.38

                                   [END CHART]

                         *Data from 7/31/99 to 1/31/09.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index, formerly known as the Lehman Brothers U.S. Aggregate Bond Index, covers the U.S.
  investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER INTERMEDIATE
               USAA INTERMEDIATE-TERM             INVESTMENT GRADE DEBT
                  BOND FUND SHARES                    FUNDS AVERAGE

1/31/2001               7.31%                             5.99%
1/31/2002               6.80                              5.60
1/31/2003               6.06                              4.63
1/31/2004               4.77                              3.83
1/31/2005               4.56                              3.61
1/31/2006               4.70                              3.96
1/31/2007               4.88                              4.38
1/31/2008               5.27                              4.60
1/31/2009               7.03                              5.57

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/01 to 1/31/09.

The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                     1/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $15.3 Million
Net Asset Value Per Share                                             $7.84

--------------------------------------------------------------------------------
                             SIX-MONTH TOTAL RETURN
--------------------------------------------------------------------------------
     Since Inception 8/01/08**                                       -12.95%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.45%

*The USAA Intermediate-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. FOR THE FIRST TWO FISCAL YEARS, USAA INVESTMENT MANAGEMENT COMPANY (IMCO) HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.46%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.46%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIO MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WHICH WAS 0.46% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LIPPER INTERMEDIATE
                   BARCLAYS CAPITAL         INVESTMENT GRADE     USAA INTERMEDIATE-TERM BOND
              U.S. AGGREGATE BOND INDEX       FUNDS INDEX         FUND INSTITUTIONAL SHARES
 7/31/2008           $10,000.00                $10,000.00               $10,000.00
 8/31/2008            10,094.91                 10,059.87                 9,995.51
 9/30/2008             9,959.32                  9,746.71                 9,603.48
10/31/2008             9,724.23                  9,383.98                 8,941.32
11/30/2008            10,040.76                  9,368.53                 8,771.29
12/31/2008            10,415.37                  9,717.05                 8,673.92
 1/31/2009            10,323.47                  9,702.33                 8,706.83

                                   [END CHART]
              Data from 7/31/08 through 1/31/09.*

              See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                    o  PORTFOLIO RATINGS MIX -- 1/31/2009  o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                         38%
AA                                                          10%
A                                                           17%
BBB                                                         29%
BELOW INVESTMENT GRADE                                       6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-36.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                        o  PORTFOLIO MIX -- 1/31/2009  o

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                       43.6%
Commercial Mortgage Securities                              19.3%
Asset-Backed Securities                                     13.3%
U.S. Government Agency Issues                               11.9%
Eurodollar and Yankee Obligations                            4.9%
Municipal Bonds                                              3.3%
Preferred Securities                                         1.3%
Money Market Instruments                                     1.2%
U.S. Treasury Securities                                     0.4%

                          [END CHART]

  Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (43.6%)

             CONSUMER DISCRETIONARY (2.4%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$    2,000   Kellwood Co.                                       7.88%       7/15/2009      $  1,320
                                                                                           --------
             BROADCASTING (1.4%)
       990   Charter Communications Operating, LLC              7.54(a)     3/06/2014           764
     2,000   Clear Channel Communications, Inc.                 4.25        5/15/2009         1,850
     1,000   Comcast Corp.                                      6.50        1/15/2017         1,014
     1,000   Cox Enterprises, Inc.(b)                           7.38        6/15/2009           996
     2,000   CSC Holdings, Inc.                                 8.13        7/15/2009         2,015
     2,000   Liberty Media Corp.                                7.88        7/15/2009         1,967
     2,000   Liberty Media Corp.                                5.70        5/15/2013         1,498
     1,000   Time Warner Cable, Inc.                            8.25        2/14/2014         1,064
                                                                                           --------
                                                                                             11,168
                                                                                           --------
             CASINOS & GAMING (0.1%)
       664   Harrah's Operating Co., Inc.                       5.63        6/01/2015           103
       134   Harrah's Operating Co., Inc.(b)                   10.00       12/15/2018            49
     1,000   Seminole Tribe of Florida(b)                       7.80       10/01/2020           801
                                                                                           --------
                                                                                                953
                                                                                           --------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,000   Royal Caribbean Cruises Ltd.                       7.25        6/15/2016         1,150
                                                                                           --------
             HOUSEHOLD APPLIANCES (0.2%)
     2,000   Stanley Works Capital Trust I                      5.90       12/01/2045           992
     1,000   Whirlpool Corp.                                    7.75        7/15/2016           822
                                                                                           --------
                                                                                              1,814
                                                                                           --------
             HOUSEWARES & SPECIALTIES (0.1%)
     1,000   Newell Rubbermaid, Inc.                            4.63       12/15/2009           998
                                                                                           --------
             SPECIALTY STORES (0.3%)
     2,000   Staples, Inc.                                      9.75        1/15/2014         2,129
                                                                                           --------
             Total Consumer Discretionary                                                    19,532
                                                                                           --------
             CONSUMER STAPLES (1.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     2,000   Cargill, Inc.(b)                                   6.00       11/27/2017         1,748
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             BREWERS (0.2%)
$    2,000   Anheuser-Busch Companies, Inc.(b)                 7.20%        1/15/2014      $  2,034
                                                                                           --------
             DRUG RETAIL (0.3%)
     2,855   CVS Corp.(b)                                      6.04        12/10/2028         2,184
                                                                                           --------
             FOOD RETAIL (0.4%)
     1,652   Ahold Lease USA, Inc.                             7.82         1/02/2020         1,411
     2,000   Kroger Co.                                        5.50         2/01/2013         2,037
                                                                                           --------
                                                                                              3,448
                                                                                           --------
             SOFT DRINKS (0.3%)
     1,000   Bottling Group, LLC                               5.50         4/01/2016         1,017
     1,000   Coca Cola Enterprises, Inc.                       7.38         3/03/2014         1,149
                                                                                           --------
                                                                                              2,166
                                                                                           --------
             TOBACCO (0.1%)
     1,000   Universal Corp.                                   5.00         9/01/2011           944
                                                                                           --------
             Total Consumer Staples                                                          12,524
                                                                                           --------
             ENERGY (6.0%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
     2,000   Hess Corp.                                        8.13         2/15/2019         2,047
     1,000   Occidental Petroleum Corp.                        7.00        11/01/2013         1,097
     1,000   Polar Tankers, Inc.(b)                            5.95         5/10/2037           851
     2,000   TransCanada Pipelines Ltd.                        7.13         1/15/2019         2,124
                                                                                           --------
                                                                                              6,119
                                                                                           --------
             OIL & GAS DRILLING (0.2%)
     2,000   Nabors Industries, Inc.(b)                        9.25         1/15/2019         1,932
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
     2,000   Seacor Holdings, Inc.                             5.88        10/01/2012         1,777
     2,000   Weatherford International Ltd.                    9.63         3/01/2019         2,039
                                                                                           --------
                                                                                              3,816
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     2,000   Devon Energy Corp.                                6.30         1/15/2019         2,005
     2,000   Southwestern Energy Co.                           7.63         5/01/2027         2,010
     1,000   XTO Energy, Inc.                                  4.63         6/15/2013           946
     1,000   XTO Energy, Inc.                                  5.65         4/01/2016           919
                                                                                           --------
                                                                                              5,880
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.2%)
     2,000   Premcor Refining Group, Inc.                      7.50         6/15/2015         1,892
                                                                                           --------
             OIL & GAS STORAGE & TRANSPORTATION (3.6%)
       250   Buckeye Partners, LP                              5.13         7/01/2017           197
     1,000   DCP Midstream, LLC(b)                             9.70        12/01/2013         1,035

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   El Paso Energy Corp.(b)                           5.90%        4/01/2017      $  1,755
     1,000   Enbridge Energy Partners, LP                      4.75         6/01/2013           885
     1,000   Enbridge Energy Partners, LP                      9.88         3/01/2019         1,055
     2,000   Enbridge Energy Partners, LP                      8.05        10/01/2037         1,121
     1,000   Energy Transfer Partners, LP                      6.00         7/01/2013           943
     1,000   Energy Transfer Partners, LP                      9.70         3/15/2019         1,077
     1,000   Enterprise Products Operations, LP                5.65         4/01/2013           956
     1,000   Enterprise Products Operations, LP                8.38         8/01/2066           631
     2,000   Gulf South Pipeline Co., LP                       5.75         8/15/2012         1,781
     2,000   Kaneb Pipe Line Operating Partnership, LP         5.88         6/01/2013         1,673
     1,000   Kinder Morgan Finance Co.                         5.70         1/05/2016           867
     2,000   Kinder Morgan, Inc.                               6.50         9/01/2012         1,880
     1,000   NGPL PipeCo, LLC                                  6.51        12/15/2012           934
     2,000   NGPL PipeCo, LLC                                  7.12        12/15/2017         1,865
     1,000   Pacific Energy Partners, LP                       7.13         6/15/2014           881
     2,000   Rockies Express Pipeline, LLC(b)                  6.25         7/15/2013         1,967
     2,000   Sabine Pass LNG, LP                               7.25        11/30/2013         1,495
     1,000   Spectra Energy Capital, LLC                       5.90         9/15/2013           947
     2,000   Tennessee Gas Pipeline Co.                        7.00        10/15/2028         1,700
     3,000   TEPPCO Partners, LP                               7.00         6/01/2067         1,551
       500   Transcontinental Gas Pipeline Corp.               8.88         7/15/2012           517
     1,000   Valero Logistics Operations, LP                   6.05         3/15/2013           861
       500   Williams Partners Finance Corp.                   7.50         6/15/2011           488
       250   Williams Partners Finance Corp.                   7.25         2/01/2017           223
                                                                                           --------
                                                                                             29,285
                                                                                           --------
             Total Energy                                                                    48,924
                                                                                           --------
             FINANCIALS (18.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     2,000   American Capital Strategies Ltd.                  6.85         8/01/2012           859
     2,000   Mellon Bank, N.A.                                 5.45         4/01/2016         1,915
                                                                                           --------
                                                                                              2,774
                                                                                           --------
             CONSUMER FINANCE (0.8%)
     3,000   American Express Co.                              6.80         9/01/2066         1,737
     1,000   American Honda Finance Corp.(b)                   6.70        10/01/2013         1,001
     1,000   ERAC USA Finance Co.(b)                           6.20        11/01/2016           648
     2,000   Ford Motor Credit Co. LLC                         7.00        10/01/2013         1,246
     1,266   General Motors Acceptance Corp.                   6.88         8/28/2012           906
     1,000   SLM Corp.                                         5.03(a)      6/01/2009           960
                                                                                           --------
                                                                                              6,498
                                                                                           --------
             DIVERSIFIED BANKS (1.9%)
     1,000   Comerica Bank                                     5.20         8/22/2017           738
     1,000   Compass Bank                                      8.10         8/15/2009           990

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,000   Emigrant Bancorp, Inc.(b)                          6.25%       6/15/2014      $    811
     2,000   First Tennessee Bank, N.A.                         4.63        5/15/2013         1,496
     2,000   First Union National Bank, FL                      6.18        2/15/2036         1,903
     3,000   First Union National Bank, NC                      6.18        2/15/2036         2,854
     1,000   Huntington National Bank                           4.38        1/15/2010           960
     2,000   Key Bank, N.A.                                     5.45        3/03/2016         1,682
     2,000   USB Capital IX                                     6.19               --(c)        840
     1,470   Wells Fargo Capital XIII                           7.70               --(c)      1,055
     2,000   Wells Fargo Capital XV                             9.75               --(c)      1,882
                                                                                           --------
                                                                                             15,211
                                                                                           --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
     2,400   Corrections Corp. of America                       7.50        5/01/2011         2,412
     1,000   Geo Group, Inc.                                    8.25        7/15/2013           885
                                                                                           --------
                                                                                              3,297
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
     1,000   First Republic Bank Corp.                          7.75        9/15/2012         1,005
     2,000   Merrill Lynch & Co., Inc.                          6.05        8/15/2012         1,946
                                                                                           --------
                                                                                              2,951
                                                                                           --------
             LIFE & HEALTH INSURANCE (1.9%)
     2,000   Blue Cross Blue Shield FL, Inc.                    8.25       11/15/2011         2,130
     2,000   Great-West Life & Annuity Insurance Co.(b)         7.15        5/16/2046         1,217
     3,000   Jackson National Life Global Funding(b)            5.38        5/08/2013         2,783
     4,000   Lincoln National Corp.                             7.00        5/17/2066         1,850
     2,000   MetLife Capital Trust X(b)                         9.25        4/08/2038         1,440
     1,000   Monumental Global Funding II(b)                    4.38        7/30/2009           994
     3,000   Nationwide Mutual Insurance Co.                    5.81       12/15/2024         1,277
     2,000   Prudential Financial, Inc.                         6.00       12/01/2017         1,726
     1,000   Prudential Financial, Inc.                         8.88        6/15/2038           648
     3,000   StanCorp Financial Group, Inc.                     6.90        6/01/2067         1,458
                                                                                           --------
                                                                                             15,523
                                                                                           --------
             MULTI-LINE INSURANCE (1.3%)
     2,000   American General Finance Corp.                     4.88        7/15/2012           937
     2,000   American International Group, Inc.(b)              8.18        5/15/2058           743
     3,000   Farmers Exchange Capital(b)                        7.05        7/15/2028         1,752
     3,000   Genworth Financial, Inc.                           6.15       11/15/2066           507
     2,000   Genworth Global Funding Trust                      5.20       10/08/2010         1,798
     4,000   Glen Meadow(b)                                     6.51        2/12/2067         1,749
     2,000   ILFC E-Capital Trust II(b)                         6.25       12/21/2065           656
     2,000   Oil Casualty Insurance Ltd.(b)                     8.00        9/15/2034         1,343
     2,000   Oil Insurance Ltd.(b)                              7.56               --(c)        805
                                                                                           --------
                                                                                             10,290
                                                                                           --------

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.2%)
$    1,000   Leucadia National Corp.                            7.00%       8/15/2013      $    845
     1,000   Leucadia National Corp.                            7.13        3/15/2017           740
                                                                                           --------
                                                                                              1,585
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
     3,000   AgFirst Farm Credit Bank                           6.59               --(c)      1,765
     2,000   Bank of America Corp.                              5.75       12/01/2017         1,828
     1,000   Bank of America Corp.                              8.00               --(c)        530
     1,000   Bank of America Corp.                              8.13               --(c)        520
     2,000   General Electric Capital Corp.                     4.80        5/01/2013         1,952
     1,000   JPMorgan Chase & Co.                               7.90               --(c)        762
     2,000   Northgroup Preferred Capital Corp.(b)              6.38               --(c)        835
     2,000   Travelers Life & Annuity(b)                        5.13        8/15/2014         1,922
                                                                                           --------
                                                                                             10,114
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (2.7%)
     1,000   21st Century Insurance Group                       5.90       12/15/2013           687
     2,500   Allstate Corp.                                     6.13        5/15/2037         1,660
     1,535   Assured Guaranty U.S. Holdings, Inc.               7.00        6/01/2034           874
     2,500   Chubb Corp.                                        6.38        3/29/2067         1,690
     1,000   Fidelity National Title Group, Inc.                5.25        3/15/2013         1,023
     2,000   First American Capital Trust I                     8.50        4/15/2012         1,964
     2,275   Fund American Companies, Inc.                      5.88        5/15/2013         1,690
     1,000   Infinity Property & Casualty Corp.                 5.50        2/18/2014           887
     2,000   Liberty Mutual Group, Inc.                         7.30        6/15/2014         1,795
     3,000   Liberty Mutual Group, Inc.(b)                      7.00        3/15/2037         1,398
     1,000   Markel Corp.                                       6.80        2/15/2013           966
     2,500   MBIA Insurance Co.(b)                             14.00        1/15/2033         1,451
     4,000   Progressive Corp.                                  6.70        6/15/2037         2,257
     2,000   RLI Corp.                                          5.95        1/15/2014         2,078
     2,000   Travelers Companies, Inc.                          6.25        3/15/2037         1,321
                                                                                           --------
                                                                                             21,741
                                                                                           --------
             REGIONAL BANKS (3.6%)
     1,750   Bank of Oklahoma                                   5.75        5/15/2017         1,544
     4,500   CBG Florida REIT Corp.(b)                          7.11               --(c)        811
     2,000   Chittenden Corp.                                   5.80        2/14/2017         2,047
     1,000   City National Corp.                                5.13        2/15/2013           852
     2,000   Cullen/Frost Bankers, Inc.                         5.75        2/15/2017         1,795
     3,000   Fifth Third Capital Trust IV                       6.50        4/15/2037         1,370
     2,000   Fulton Capital Trust I                             6.29        2/01/2036           789
     2,500   Huntington Capital III                             6.65        5/15/2037         1,067
     2,000   Imperial Bank                                      8.50        4/01/2009         2,009

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,000   National City Bank                                 4.50%       3/15/2010      $    997
     1,500   National City Preferred Capital Trust I           12.00               --(c)      1,351
     1,000   Popular North America Capital Trust I              6.56        9/15/2034           533
     3,000   Regions Financing Trust II                         6.63        5/15/2047         1,583
     1,000   SunTrust Banks, Inc.                               6.00        9/11/2017           966
     2,000   Susquehanna Bancshares, Inc.                       4.75        5/01/2014         1,988
     2,000   TCF Financial Bank                                 5.00        6/15/2014         1,502
     2,000   TCF National Bank                                  5.50        2/01/2016         1,448
     2,000   U.S. AgBank, FCB(b)                                6.11               --(c)      1,289
     2,000   Webster Capital Trust IV                           7.65        6/15/2037           823
     2,000   Whitney National Bank                              5.88        4/01/2017         1,907
     1,000   Wilmington Trust Corp.                             8.50        4/02/2018         1,124
     1,000   Zions Bancorp                                      6.00        9/15/2015           742
     1,000   Zions Bancorp                                      5.50       11/16/2015           705
                                                                                           --------
                                                                                             29,242
                                                                                           --------
             REITs - DIVERSIFIED (0.3%)
     1,000   Liberty Property, LP                               5.13        3/02/2015           736
     1,000   Liberty Property, LP                               6.63       10/01/2017           714
     1,000   Washington REIT                                    5.35        5/01/2015           648
                                                                                           --------
                                                                                              2,098
                                                                                           --------
             REITs - INDUSTRIAL (0.2%)
     1,000   AMB Property, LP                                   6.30        6/01/2013           716
     1,000   ProLogis                                           2.25        4/01/2037           529
     1,000   ProLogis                                           1.88       11/15/2037           488
                                                                                           --------
                                                                                              1,733
                                                                                           --------
             REITs - OFFICE (0.6%)
     2,000   Brandywine Operating Partnership, LP               4.50       11/01/2009         1,889
     1,000   Duke Realty, LP                                    5.50        3/01/2016           631
     1,000   Duke Realty, LP                                    5.95        2/15/2017           595
     1,000   Duke Realty, LP                                    6.50        1/15/2018           631
     1,000   HRPT Properties Trust                              5.75       11/01/2015           620
     1,000   HRPT Properties Trust                              6.65        1/15/2018           614
                                                                                           --------
                                                                                              4,980
                                                                                           --------
             REITs - RESIDENTIAL (0.9%)
     2,000   AvalonBay Communities, Inc.                        5.50        1/15/2012         1,852
     1,330   BRE Properties, Inc.                               5.50        3/15/2017           860
     1,000   ERP Operating, LP                                  6.63        3/15/2012           966
     1,965   ERP Operating, LP                                  6.58        4/13/2015         1,651
     1,000   Post Apartment Homes, LP                           5.45        6/01/2012           814
     2,000   UDR, Inc.                                          5.13        1/15/2014         1,328
                                                                                           --------
                                                                                              7,471
                                                                                           --------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             REITs - RETAIL (1.3%)
$    1,000   Federal Realty Investment Trust                    6.20%       1/15/2017      $    719
     1,000   National Retail Properties, Inc.                   6.88       10/15/2017           635
     1,000   Pan Pacific Retail Properties, Inc.                7.95        4/15/2011           906
     1,000   Pan Pacific Retail Properties, Inc.                5.25        9/01/2015           615
     2,000   Realty Income Corp.                                6.75        8/15/2019         1,356
     2,000   Regency Centers, LP                                5.88        6/15/2017         1,371
     2,000   Rouse Co.                                          7.20        9/15/2012           690
     2,000   Rouse Co.                                          5.38       11/26/2013           700
     1,000   Rouse Co. LP(b)                                    6.75        5/01/2013           345
     1,000   Simon Property Group, LP                           5.30        5/30/2013           827
     1,000   Simon Property Group, LP                           6.10        5/01/2016           788
     2,000   Weingarten Realty Investors                        4.86        1/15/2014         1,345
                                                                                           --------
                                                                                             10,297
                                                                                           --------
             REITs - SPECIALIZED (0.3%)
     2,000   Health Care Property Investors, Inc.               6.30        9/15/2016         1,319
     1,000   Hospitality Properties Trust                       5.13        2/15/2015           586
     1,000   Ventas Realty, LP                                  9.00        5/01/2012         1,000
                                                                                           --------
                                                                                              2,905
                                                                                           --------
             SPECIALIZED FINANCE (0.2%)
     2,425   Assured Guaranty U.S. Holdings, Inc.               6.40       12/15/2066           242
     3,000   Financial Security Assurance Holdings Ltd.(b)      6.40       12/15/2066           734
     3,000   Syncora Holdings Ltd.                              6.88               --(c)         30
     4,000   XL Capital Ltd.                                    6.50       12/31/2049           570
                                                                                           --------
                                                                                              1,576
                                                                                           --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
     1,000   Independence Community Bank Corp.                  3.75        4/01/2014           815
     2,000   Sovereign Bank                                     4.90(a)     8/01/2013         1,528
     2,000   Washington Mutual Preferred Funding
                Trust I(b),(d)                                  6.53               --(c)          2
                                                                                           --------
                                                                                              2,345
                                                                                           --------
             Total Financials                                                               152,631
                                                                                           --------
             HEALTH CARE (0.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.1%)
     1,000   Hospira, Inc.                                      6.05        3/30/2017           895
                                                                                           --------
             HEALTH CARE SERVICES (0.1%)
     1,000   Laboratory Corp. of America                        5.63       12/15/2015           895
                                                                                           --------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
     1,000   Fisher Scientific International, Inc.              6.75        8/15/2014           976
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.3%)
$    2,000   Highmark, Inc.(b)                                  6.80%       8/15/2013      $  1,891
                                                                                           --------
             Total Health Care                                                                4,657
                                                                                           --------
             INDUSTRIALS (2.0%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
     2,000   FedEx Corp.                                        7.38        1/15/2014         2,091
                                                                                           --------
             AIRLINES (0.8%)
        37   America West Airlines, Inc. Pass-Through Trust     6.85        7/02/2009            37
       314   America West Airlines, Inc. Pass-Through Trust     6.87        1/02/2017           246
     1,844   America West Airlines, Inc. Pass-Through
                Trust (INS)                                     7.93        1/02/2019         1,362
     1,029   American Airlines, Inc. Pass-Through Trust (INS)   3.86        7/09/2010           943
     1,000   American Airlines, Inc. Pass-Through Trust         6.82        5/23/2011           750
     1,490   Continental Airlines, Inc. Pass-Through Trust      6.55        2/02/2019         1,266
     1,124   Continental Airlines, Inc. Pass-Through
               Trust (INS)                                      6.24        3/15/2020           803
     1,454   United Airlines Pass-Through Trust                 7.73        7/01/2010         1,403
                                                                                           --------
                                                                                              6,810
                                                                                           --------
             BUILDING PRODUCTS (0.1%)
     1,000   USG Corp.                                          6.30       11/15/2016           620
     1,000   USG Corp.                                          9.00(a)     1/15/2018           655
                                                                                           --------
                                                                                              1,275
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (0.4%)
     3,000   Tyco International Finance                         8.50        1/15/2019         3,191
                                                                                           --------
             INDUSTRIAL MACHINERY (0.1%)
     1,000   Pall Corp.(b)                                      6.00        8/01/2012           938
                                                                                           --------
             RAILROADS (0.3%)
     2,000   Norfolk Southern Corp.                             7.70        5/15/2017         2,177
                                                                                           --------
             Total Industrials                                                               16,482
                                                                                           --------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     1,000   Computer Sciences Corp.(b)                         5.50        3/15/2013           954
     2,000   Fiserv, Inc.                                       6.13       11/20/2012         1,914
     1,000   Iron Mountain, Inc.                                7.75        1/15/2015           999
                                                                                           --------
             Total Information Technology                                                     3,867
                                                                                           --------
             MATERIALS (0.7%)
             ----------------
             DIVERSIFIED CHEMICALS (0.1%)
     1,000   E.I. du Pont de Nemours and Co.                    6.00        7/15/2018         1,028
                                                                                           --------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             GOLD (0.3%)
$    2,000   Barrick Gold Finance Co., LLC                      6.13%       9/15/2013      $  1,969
                                                                                           --------
             METAL & GLASS CONTAINERS (0.1%)
     1,000   Owens Brockway Glass Container, Inc.               6.75       12/01/2014           945
                                                                                           --------
             PAPER PRODUCTS (0.2%)
     2,000   International Paper Co.                            7.40        6/15/2014         1,683
                                                                                           --------
             Total Materials                                                                  5,625
                                                                                           --------
             MUNICIPAL BONDS (0.1%)
             ----------------------
             MISCELLANEOUS (0.1%)
       869   Keenan Development Association of
                 Tennessee, LLC (INS)                           5.02        7/15/2028           931
                                                                                           --------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
     1,708   Citizens Communications Co.                        6.25        1/15/2013         1,614
     3,000   Qwest Communications International, Inc.           7.25        2/15/2011         2,850
     1,000   Verizon Communications, Inc.                       5.25        4/15/2013         1,019
                                                                                           --------
                                                                                              5,483
                                                                                           --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     1,000   AT&T Wireless Services, Inc.                       7.88        3/01/2011         1,076
     3,000   Verizon Wireless Capital, LLC                      5.55        2/01/2014         2,981
                                                                                           --------
                                                                                              4,057
                                                                                           --------
             Total Telecommunication Services                                                 9,540
                                                                                           --------
             UTILITIES (9.8%)
             ----------------
             ELECTRIC UTILITIES (6.1%)
     1,000   Ameren UE                                          5.10       10/01/2019           841
     1,000   Baltimore Gas and Electric Co.                     5.90       10/01/2016           888
     1,000   Bruce Mansfield Unit 1 & 2 2007 Pass
                Through Trust                                   6.85        6/01/2034           762
     1,045   Carolina Power & Light Co.                         6.13        9/15/2033         1,089
     1,903   Cedar Brakes II, LLC(b)                            9.88        9/01/2013         1,972
     2,000   Cleveland Electric Illuminating Co.                8.88       11/15/2018         2,290
     2,000   Commonwealth Edison Co.                            5.80        3/15/2018         1,929
     1,000   Duke Energy Carolinas, LLC                         5.75       11/15/2013         1,071
     2,550   Entergy Gulf States, Inc.                          5.70        6/01/2015         2,380
     1,000   Entergy Louisiana Holdings, Inc.                   5.83       11/01/2010           991
     1,000   Entergy Mississippi, Inc.                          5.92        2/01/2016           925
       808   FPL Energy National Wind, LLC(b)                   5.61        3/10/2024           633
     2,000   FPL Group Capital, Inc.                            6.35       10/01/2066         1,342
     1,000   FPL Group Capital, Inc.                            7.30        9/01/2067           741
     1,000   Illinois Power Co.                                 6.13       11/15/2017           908
     1,000   Illinois Power Co.(b)                              9.75       11/15/2018         1,116

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   Indiana Michigan Power Co.                         7.00%       3/15/2019      $  2,011
     2,320   ITC Holdings Corp.(b)                              5.25        7/15/2013         2,082
     2,000   Metropolitan Edison Co.                            7.70        1/15/2019         2,053
     1,000   MidAmerican Energy Holdings Co.                    5.88       10/01/2012         1,033
     1,000   MidAmerican Energy Holdings Co.                    5.80       10/15/2036           910
     2,000   Monongahela Power Co.                              7.36        1/15/2010         1,959
     1,000   Nevada Power Co.                                   6.50        5/15/2018           977
     1,000   New York State Electric & Gas Corp.                5.50       11/15/2012           961
     2,000   Northeast Utilities                                5.65        6/01/2013         1,887
     1,700   Northern States Power Co.                          8.00        8/28/2012         1,916
       597   Oglethorpe Power Corp.                             6.97        6/30/2011           601
     1,000   Oncor Electric Delivery Co., LLC(b)                5.95        9/01/2013           979
       686   Power Contract Financing, LLC(b)                   6.26        2/01/2010           666
     1,000   PPL Capital Funding, Inc.                          6.70        3/30/2067           551
     2,000   PPL Energy Supply, LLC                             6.40       11/01/2011         1,952
     1,000   PSI Energy, Inc.                                   6.05        6/15/2016           964
     2,000   Public Service Co. of New Mexico                   7.95        5/15/2018         1,782
     1,000   Public Service Co. of Oklahoma                     6.15        8/01/2016           956
     1,000   Sierra Pacific Power Co.                           6.25        4/15/2012         1,003
       990   Texas Competitive Electric Holding Co., LLC(e)     5.89(a)    10/10/2014           691
       990   Texas Competitive Electric Holding Co., LLC(e)     8.62(a)    10/10/2014           691
       913   Tristate General & Transport Association(b)        6.04        1/31/2018           841
     1,000   Union Electric Co.                                 6.70        2/01/2019           967
     1,000   Virginia Electric Power Co.                        5.40        1/15/2016           996
                                                                                           --------
                                                                                             49,307
                                                                                           --------
             GAS UTILITIES (1.6%)
     2,000   AGL Capital Corp.                                  6.38        7/15/2016         1,838
     2,000   Atmos Energy Corp.                                 6.35        6/15/2017         1,811
     1,000   CenterPoint Energy Resources Corp.                 5.95        1/15/2014           945
     1,000   Duke Capital Corp., LLC                            8.00       10/01/2019           995
     2,000   Equitable Resources Foundation, Inc.               6.50        4/01/2018         1,788
     2,000   Michigan Consolidated Gas Co. (INS)                5.00       10/01/2019         1,776
     1,000   National Fuel Gas Co.                              7.38        6/13/2025           889
     1,000   Northern Natural Gas Co.(b)                        5.38       10/31/2012         1,011
     1,000   Questar Pipeline Co.                               5.83        2/01/2018           903
     1,000   Southern Star Central Gas Pipeline, Inc.(b)        6.00        6/01/2016           850
                                                                                           --------
                                                                                             12,806
                                                                                           --------
             MULTI-UTILITIES (1.9%)
     3,500   Black Hills Corp.                                  6.50        5/15/2013         3,134
     2,000   CenterPoint Energy Houston Electric, LLC           7.00        3/01/2014         2,061
     1,000   CenterPoint Energy, Inc.                           7.25        9/01/2010           989
     1,000   Dominion Resources, Inc.                           8.88        1/15/2019         1,136

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,000   Energy East Corp.                                  6.75%       6/15/2012      $    993
     1,000   NiSource Finance Corp.                             6.40        3/15/2018           707
     1,000   Puget Sound Energy, Inc.                           6.75        1/15/2016           982
     2,000   Puget Sound Energy, Inc.                           6.97        6/01/2067         1,035
     2,000   Sempra Energy                                      9.80        2/15/2019         2,317
     2,000   Wisconsin Energy Corp.                             6.25        5/15/2067         1,122
     2,000   WPS Resources Corp.                                6.11       12/01/2066         1,001
                                                                                           --------
                                                                                             15,477
                                                                                           --------
             WATER UTILITIES (0.2%)
     2,000   American Water Capital Corp.                       6.09       10/15/2017         1,790
                                                                                           --------
             Total Utilities                                                                 79,380
                                                                                           --------
             Total Corporate Obligations (cost: $441,639)                                   354,093
                                                                                           --------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.9%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             FOOD RETAIL (0.1%)
       500   Ahold Finance U.S.A., Inc.                         6.25        5/01/2009           496
                                                                                           --------
             ENERGY (0.5%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
     1,000   Nakilat, Inc.(b)                                   6.07       12/31/2033           624
     1,067   PEMEX Finance Ltd.                                 8.88       11/15/2010         1,096
       450   PEMEX Finance Ltd.                                 9.03        2/15/2011           455
     2,000   Trans-Canada Pipelines Ltd.                        6.35        5/15/2067         1,140
                                                                                           --------
                                                                                              3,315
                                                                                           --------
             OIL & GAS DRILLING (0.1%)
       471   Delek & Avner-Yam Tethys Ltd.(b)                   4.29(a)     8/01/2013           471
       517   Delek & Avner-Yam Tethys Ltd.(b)                   5.33        8/01/2013           469
                                                                                           --------
                                                                                                940
                                                                                           --------
             Total Energy                                                                     4,255
                                                                                           --------
             FINANCIALS (3.8%)
             -----------------
             DIVERSIFIED BANKS (2.5%)
     1,000   Banco Santander(b)                                 5.38       12/09/2014           916
     4,000   Barclays Bank plc(b)                               5.93               --(c)      1,721
     3,000   BayernLB Capital Trust I                           6.20               --(c)        711
     3,000   BBVA International Preferred S.A. Unipersonal(b)   5.92               --(c)        968
     2,000   BNP Paribas(b)                                     5.19               --(c)        909
     1,000   BOI Capital Funding Number 2, LP(b)                5.57               --(c)         99
     2,000   BOI Capital Funding Number 3, LP(b)                6.11               --(c)        199
     3,000   HBOS plc(b)                                        5.38               --(c)      1,044

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,000   HSBC Capital Funding, LP(b)                        9.55%              --(c)   $    770
     4,000   Lloyds TSB Group plc(b)                            6.27               --(c)        994
     3,000   Mizuho Capital Investment 1 Ltd.(b)                6.69               --(c)      1,933
     2,000   MUFG Capital Finance 1 Ltd.                        6.35               --(c)      1,414
     3,000   National Capital Trust II(b)                       5.49               --(c)      1,381
     2,000   Nordea Bank AB(b)                                  5.42               --(c)        871
     2,000   Rabobank Capital Funding Trust III(b)              5.25               --(c)      1,051
     5,000   Royal Bank of Scotland Group plc                   7.64               --(c)        775
     2,500   Skandinaviska Enskilda Banken AB(b)                5.47               --(c)      1,088
     2,000   Societe Generale(b)                                5.92               --(c)        893
     3,000   Standard Chartered plc(b)                          6.41               --(c)      1,036
     2,000   Sumitomo Mitsui Financial Group(b)                 6.08               --(c)      1,346
     1,000   Westpac Capital Trust IV(b)                        5.26               --(c)        495
                                                                                           --------
                                                                                             20,614
                                                                                           --------
             LIFE & HEALTH INSURANCE (0.2%)
     3,000   AXA S.A.(b)                                        6.46               --(c)      1,318
                                                                                           --------
             MULTI-LINE INSURANCE (0.2%)
     4,000   ING Capital Funding Trust III                      8.44               --(c)      1,802
                                                                                           --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     3,000   ZFS Finance USA Trust II(b)                        6.45       12/15/2065         1,310
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
     1,000   Allied World Assurance Holdings Ltd.               7.50        8/01/2016           732
     3,000   Catlin Insurance Co. Ltd.(b)                       7.25               --(c)        715
                                                                                           --------
                                                                                              1,447
                                                                                           --------
             REGIONAL BANKS (0.1%)
     2,000   Credit Agricole S.A.(b)                            6.64               --(c)        711
                                                                                           --------
             REINSURANCE (0.3%)
     1,000   Max USA Holdings Ltd.(b)                           7.20        4/14/2017           683
     2,000   Montpelier Re Holdings Ltd.                        6.13        8/15/2013         1,517
     1,000   Platinum Underwriters Finance, Inc.                7.50        6/01/2017           695
                                                                                           --------
                                                                                              2,895
                                                                                           --------
             SPECIALIZED FINANCE (0.1%)
     1,000   QBE Capital Funding II, LP(b)                      6.80               --(c)        550
                                                                                           --------
             Total Financials                                                                30,647
                                                                                           --------
             INDUSTRIALS (0.4%)
             ------------------
             BUILDING PRODUCTS (0.2%)
     2,000   CRH America, Inc.                                  6.00        9/30/2016         1,381
                                                                                           --------
             INDUSTRIAL CONGLOMERATES (0.1%)
     1,000   Siemens Financieringsmat(b)                        6.13        8/17/2026           961
                                                                                           --------

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             RAILROADS (0.1%)
$    1,000   Kansas City Southern de Mexico, S.A. de C.V.       9.38%       5/01/2012       $   957
                                                                                           --------
             Total Industrials                                                                3,299
                                                                                           --------
             MATERIALS (0.1%)
             ----------------
             DIVERSIFIED METALS & MINING (0.1%)
     2,000   Glencore Funding, LLC(b)                           6.00        4/15/2014           974
                                                                                           --------
             Total Eurodollar and Yankee Obligations
               (cost: $82,022)                                                               39,671
                                                                                           --------
             ASSET-BACKED SECURITIES (13.3%)

             FINANCIALS (13.2%)
             ------------------
             ASSET-BACKED FINANCING (13.2%)
       888   Aerco Ltd.(b)                                      0.85(a)     7/15/2025           892
     4,000   AESOP Funding II, LLC(b)                           0.58(a)     3/20/2012         2,962
       581   Airport Airplanes                                  1.57(a)     3/15/2019           436
     2,000   American Express Credit Account Master Trust(b)    0.61(a)     3/17/2014           883
     3,000   American Express Credit Account Master Trust(b)    0.68(a)     9/15/2016           817
     5,000   AmeriCredit Automobile Receivables Trust           6.96       10/14/2014         4,121
     6,000   ARG Funding Corp.(b)                               4.29        4/20/2011         5,442
     2,000   Banc of America Securities Auto Trust              5.51        2/19/2013         1,657
     3,000   Bank of America Auto Trust(b)                      5.73        1/20/2013         2,914
     4,405   Bank One Issuance Trust                            4.77        2/16/2016         2,363
     2,000   Cabela's Credit Card Master Note Trust(b)          5.26       10/15/2014         1,876
     2,384   Capital One Auto Finance Trust                     5.03        4/15/2012         2,333
     2,605   Capital One Auto Finance Trust                     5.13        4/16/2012         2,403
     1,574   Capital One Auto Finance Trust (INS)               4.71        6/15/2012         1,402
     1,000   Capital One Auto Finance Trust                     0.36(a)     5/15/2013           708
     3,000   Capital One Multi-Asset Execution Trust            6.00        8/15/2013         1,814
     2,000   Caterpillar Financial Asset Trust                  4.94        4/25/2014         1,968
     3,000   CenterPoint Energy Transition Bond Co., LLC        4.19        2/01/2020         2,957
     1,000   Citibank Credit Card Issuance Trust                6.95        2/18/2014           634
     4,000   Citibank Credit Card Issuance Trust                6.30        6/20/2014         2,382
     1,000   Citibank Credit Card Issuance Trust                5.50        3/24/2017           374
     1,000   Citibank Credit Card Issuance Trust                5.65        9/20/2019           900
     5,000   CPS Auto Receivables Trust (INS)                   6.48        7/15/2013         4,431
     1,537   Credit Acceptance Auto Dealer Loan Trust           6.16        4/15/2013         1,449
       855   Detroit Edison                                     6.19        3/01/2013           882
     2,000   GE Capital Credit Card Master Note Trust           0.44(a)     9/15/2012         1,744
     2,000   GE Capital Credit Card Master Note Trust           0.60(a)     3/15/2013         1,211
     1,000   GE Capital Credit Card Master Note Trust           0.34(a)     6/15/2013           938
     1,000   GE Capital Credit Card Master Note Trust           0.37(a)     3/15/2015           843
     2,000   GE Equipment Midticket, LLC                        0.36       10/15/2012         1,873

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   Hertz Vehicle Financing, LLC(b)                    5.01%       2/25/2011      $  1,814
     2,000   Hertz Vehicle Financing, LLC(b)                    5.08       11/25/2011         1,532
     2,000   Hertz Vehicle Financing, LLC(b)                    5.08       11/25/2011         1,696
     3,000   HSBC Automotive Trust                              4.94       11/19/2012         2,864
     2,000   HSBC Private Label Credit Card Master Note Trust   0.35       12/16/2013         1,878
     5,000   Huntington Auto Trust(b)                           4.81        4/16/2012         4,832
     2,000   Hyundai Auto Receivables Trust                     5.48       11/17/2014         1,944
     3,020   MBNA Master Credit Card Note Trust(b)              6.65        8/15/2011         2,927
     2,000   MBNA Master Credit Card Note Trust                 6.80        7/15/2014         1,177
     2,000   Nissan Auto Receivables Owner Trust                4.28        6/16/2014         1,961
     3,000   Nissan Auto Receivables Owner Trust                5.05       11/17/2014         2,966
     5,000   Rental Car Finance Corp.(b)                        0.53(a)     7/25/2013         4,042
     2,442   Santander Drive Auto Receivables Trust             5.05        9/15/2011         2,394
     5,289   SLM Student Loan Trust                             1.52        4/25/2025         3,038
     6,045   SLM Student Loan Trust                             1.54        4/25/2025         3,823
     1,970   SLM Student Loan Trust                             1.71       10/25/2038         1,265
     1,317   Triad Auto Receivables Owners Trust                5.30       10/12/2011         1,295
     2,396   Trinity Rail Leasing, LP (INS)(f)                  5.27        8/14/2027         1,500
     1,796   Trinity Rail Leasing, LP(b)                        5.90        5/14/2036         1,131
     2,756   USXL Funding, LLC (INS)(b)                         5.38        4/15/2014         2,451
     3,000   Wachovia Auto Owner Trust                          5.35        3/20/2014         2,817
     3,000   WFS Financial Owner Trust                          4.76        5/17/2013         1,973
                                                                                           --------
             Total Financials                                                               106,929
                                                                                           --------
             INDUSTRIALS (0.1%)
             ------------------
             AIRLINES (0.1%)
       761   United Airlines, Inc. Pass-Through Trust           7.78        1/01/2014           732
                                                                                           --------
             Total Asset-Backed Securities (cost: $124,128)                                 107,661
                                                                                           --------
             COMMERCIAL MORTGAGE SECURITIES (19.3%)

             FINANCIALS (19.3%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (18.7%)
     2,000   Banc of America Commercial Mortgage, Inc.          6.20        1/10/2018           841
       870   Banc of America Commercial Mortgage, Inc.          6.56        4/11/2037           664
     1,000   Banc of America Commercial Mortgage, Inc.          5.11       11/10/2042           265
     1,000   Banc of America Commercial Mortgage, Inc.          5.11       11/10/2042           410
     3,000   Banc of America Commercial Mortgage, Inc.          4.77        7/10/2043         1,129
     4,000   Banc of America Commercial Mortgage, Inc.          5.72(a)     5/10/2045         3,028
     2,000   Banc of America Commercial Mortgage, Inc.          5.18        9/10/2047         1,205
       969   Banc of America Commercial Mortgage, Inc.(b)       5.32(a)     9/10/2047           218
     1,500   Bear Stearns Commercial Mortgage
                Securities, Inc.(b)                             6.00        6/16/2030           934
     3,000   Bear Stearns Commercial Mortgage
                Securities, Inc.                                5.46(a)     4/12/2038         2,291

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    1,250   Bear Stearns Commercial Mortgage
                Securities, Inc.                                4.00%       3/13/2040      $  1,129
     2,000   Bear Stearns Commercial Mortgage
                Securities, Inc.                                5.53(a)    10/12/2041         1,413
     2,000   Bear Stearns Commercial Mortgage
                Securities, Inc.                                4.82        2/13/2042         1,531
     4,000   Chase Commercial Mortgage Securities Corp.         7.73        1/15/2032         3,712
       617   Chase Commercial Mortgage Securities Corp.         7.76        4/15/2032           596
     1,773   Chase Commercial Mortgage Securities Corp.         7.32       10/15/2032         1,715
     2,000   Citigroup Commercial Mortgage Trust                5.23(a)     7/15/2044           757
     1,000   Citigroup Commercial Mortgage Trust                5.23        7/15/2044           204
     2,000   Citigroup Commercial Mortgage Trust(b)             4.83        9/20/2051           938
     2,000   Commercial Mortgage Asset Trust                    7.64       11/17/2032         1,466
     3,000   Commercial Mortgage Trust                          4.58       10/15/2037         2,540
     3,991   Commercial Mortgage Trust(b)                       4.02        3/03/2041         3,393
     3,000   Commercial Mortgage Trust                          5.12        6/10/2044         2,442
     3,000   Credit Suisse First Boston Mortgage
                Securities Corp.(b)                             6.65       12/18/2035         2,762
     1,696   Credit Suisse First Boston Mortgage
                Securities Corp.                                4.30        7/15/2036         1,660
     2,000   Credit Suisse First Boston Mortgage
                Securities Corp.                                4.92        4/15/2037           782
     3,000   Credit Suisse First Boston Mortgage
                Securities Corp.                                5.10        8/15/2038         2,176
     1,000   Credit Suisse First Boston Mortgage
                Securities Corp.                                4.82       10/15/2039           382
     1,000   Credit Suisse First Boston Mortgage
                Securities Corp.                                7.17        5/17/2040           909
     2,000   Credit Suisse First Boston Mortgage
                Securities Corp.                                5.23       12/15/2040           400
     2,000   Deutsche Mortgage & Asset Receiving Corp.          7.50        6/15/2031         1,863
     1,000   Diversified REIT(b)                                6.97        3/08/2010           910
     2,000   Diversified REIT(b)                                6.78        3/18/2011         2,005
     1,643   DLJ Commercial Mortgage Corp.                      7.30        6/10/2032         1,622
     3,650   First Union National Bank-Chase Manhattan
              Bank Commercial Mortgage Trust                    7.06        6/15/2031         3,607
       574   G-Force, LLC(b)                                    4.39        8/22/2036           316
     1,500   GE Capital Commercial Mortgage Corp.(b)            5.34       12/10/2037         1,269
     1,000   GE Capital Commercial Mortgage Corp.               5.33(a)    11/10/2045           203
     2,000   Global Signal Trust(b)                             5.59        2/15/2036         1,811
       821   GMAC Commercial Mortgage Security, Inc.            7.05(a)     5/15/2033           820
       344   GMAC Commercial Mortgage Security, Inc.            6.50        5/15/2035           339
     1,500   GMAC Commercial Mortgage Security, Inc.            5.04(a)    12/10/2041           438
     2,829   GMAC Commercial Mortgage Security, Inc.            4.81        5/10/2043         1,084
     2,944   GS Mortgage Securities Corp. II(b)                 6.04        8/15/2018         2,890
     2,000   GS Mortgage Securities Corp. II                    5.53        8/10/2038           812
     1,545   GS Mortgage Securities Corp. II                    4.30        1/10/2040         1,351
     5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                4.82        9/12/2037         4,570
     4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                4.99        9/12/2037         1,517
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.49        4/15/2043         1,511

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.79%       6/12/2043      $  1,504
     5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.42       12/12/2043         3,576
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.18(a)    12/15/2044         1,564
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.30(a)    12/15/2044           752
     4,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.88(a)     4/15/2045         3,068
     1,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.37        5/15/2045           729
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                4.63        3/15/2046         1,942
     1,000   LB-UBS Commercial Mortgage Trust(b)                6.83        7/14/2016           977
     4,000   LB-UBS Commercial Mortgage Trust                   4.58        8/15/2029         3,546
     3,000   LB-UBS Commercial Mortgage Trust                   5.64(a)     3/15/2032         2,273
     2,000   LB-UBS Commercial Mortgage Trust                   5.22        4/15/2040           490
     3,000   Machine One Trust(b)                               5.22        5/28/2040         1,438
     2,811   Merrill Lynch Mortgage Investors, Inc.             7.56       11/15/2031         2,750
     2,000   Merrill Lynch Mortgage Trust                       5.24       11/12/2037           759
     2,000   Merrill Lynch Mortgage Trust                       5.10(a)     7/12/2038           495
     2,000   Merrill Lynch Mortgage Trust                       4.86       10/12/2041         1,488
     4,000   Merrill Lynch Mortgage Trust                       5.76        8/12/2043         2,927
     2,000   Merrill Lynch Mortgage Trust                       5.38(a)     1/12/2044           408
     2,000   Merrill Lynch Mortgage Trust(b)                    6.27        2/12/2051           409
     2,000   Merrill Lynch Mortgage Trust                       6.27        2/12/2051           505
     3,000   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                  5.92(a)     6/12/2046           991
     2,000   Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                  5.38(a)     7/12/2046         1,447
     4,000   Morgan Stanley Capital I, Inc.                     5.80(a)     8/12/2041         3,016
     4,600   Morgan Stanley Capital I, Inc.                     5.69        7/12/2044         3,362
     3,445   Morgan Stanley Capital I, Inc.                     4.89        6/12/2047         2,689
     5,000   Morgan Stanley Dean Witter Capital I, Inc.(b)      5.13        5/24/2043         2,097
     2,000   Morgan Stanley Dean Witter Capital I, Inc.         4.54        7/15/2056         1,775
     3,000   Mortgage Capital Funding, Inc.                     7.09(a)     6/18/2030         2,951
        81   Paine Weber Mortgage Acceptance Corp.              6.82        6/15/2032            80
     3,000   PNC Mortgage Acceptance Corp.                      7.51       12/10/2032         2,931
     3,213   Prudential Securities Secured Financing Corp.      6.76        6/16/2031         3,053
     1,000   SBA Commercial Mortgage-Backed Trust(b)            5.56       11/15/2036           550
     1,885   Structured Asset Securities Corp.                  7.15       10/12/2034         1,799
     2,000   Timberstar Trust(b)                                5.75       10/15/2036         1,380

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   10,000   Wachovia Bank Commercial Mortgage Trust            5.00%       7/15/2041      $  9,554
     2,000   Wachovia Bank Commercial Mortgage Trust            5.08        3/15/2042         1,629
     2,000   Wachovia Bank Commercial Mortgage Trust            4.81        4/15/2042         1,485
     5,000   Wachovia Bank Commercial Mortgage Trust            5.62        7/15/2045         4,242
     5,000   Wachovia Bank Commercial Mortgage Trust            5.50       10/15/2048         4,196
                                                                                           --------
                                                                                            151,657
                                                                                           --------
             ESCROWED BONDS (0.4%)
     1,000   GS Mortgage Securities Corp. II                    6.62        5/03/2018         1,042
     2,000   Hilton Hotels Pool Trust(b)                        7.46       10/03/2015         1,999
                                                                                           --------
                                                                                              3,041
                                                                                           --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
    30,362   Credit Suisse First Boston Mortgage
                Securities Corp., acquired 8/30/2004;
                cost $1,314(b),(g)                              0.94        1/15/2037           541
    30,051   Credit Suisse First Boston Mortgage
                Securities Corp., acquired 6/17/2003 &
                12/05/2007; cost $1,428(b),(g)                  1.70        5/15/2038           599
    18,913   Greenwich Capital Commercial Funding
                Corp., acquired 7/17/2003 & 8/13/2003;
                cost $1,083(b),(g)                              1.86        1/11/2035           331
    65,182   GS Mortgage Securities Corp. II,
                acquired 5/13/2004; cost $980(b),(g)            0.19        5/03/2018           364
     8,488   LB-UBS Commercial Mortgage Trust,
                acquired 7/16/2003; cost $429(b),(g)            0.66        4/15/2037            70
    12,395   Morgan Stanley Dean Witter Capital I, Inc.,
                acquired 1/23/2004; cost $675(b),(g)            0.89        9/13/2045           259
                                                                                           --------
                                                                                              2,164
                                                                                           --------
             Total Financials                                                               156,862
                                                                                           --------
             Total Commercial Mortgage Securities (cost: $211,614)                          156,862
                                                                                           --------
             U.S. GOVERNMENT AGENCY ISSUES (11.9%)(h)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
     2,000   Freddie Mac(+)                                     4.50        1/15/2029         2,050
       907   Freddie Mac(+)                                     6.00        2/15/2013           939
       373   Government National Mortgage Assn.                 6.00        3/20/2014           374
                                                                                           --------
                                                                                              3,363
                                                                                           --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     5,701   Government National Mortgage Assn.                 1.78        7/16/2010           105
                                                                                           --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (11.5%)
     9,140   Fannie Mae(+)                                      5.50       11/01/2037         9,365
     4,843   Fannie Mae(+)                                      5.50        6/01/2038         4,963

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
  $  9,658   Fannie Mae(+)                                      5.50%       8/01/2038       $ 9,896
     9,202   Fannie Mae(+)                                      6.00        4/01/2037         9,495
     9,858   Fannie Mae(+)                                      6.00        7/01/2037        10,172
     4,651   Fannie Mae(+)                                      6.00       11/01/2037         4,799
     9,777   Fannie Mae(+)                                      6.00       11/01/2037        10,088
    18,337   Fannie Mae(+)                                      6.00       11/01/2037        18,921
     4,764   Fannie Mae(+)                                      6.00        7/01/2038         4,916
     4,870   Fannie Mae(+)                                      6.00        8/01/2038         5,025
     1,943   Freddie Mac(+)                                     5.00        9/01/2020         1,991
     3,645   Freddie Mac(+)                                     5.50        4/01/2036         3,733
                                                                                           --------
                                                                                             93,364
                                                                                           --------
             Total U.S. Government Agency Issues (cost: $94,407)                             96,832
                                                                                           --------
             U.S.TREASURY SECURITIES (0.4%)

             INFLATION-INDEXED NOTES (0.4%)
     3,381   2.38%, 1/15/2025 (cost: $3,523)                                                  3,306
                                                                                           --------
             MUNICIPAL BONDS (3.3%)

             AIRPORT/PORT (0.5%)
     2,000   College Park (INS)                                 5.76        1/01/2015         1,930
     1,890   Riverside (INS)                                    5.19        8/01/2017         1,691
                                                                                           --------
                                                                                              3,621
                                                                                           --------
             APPROPRIATED DEBT (0.2%)
     1,415   Reeves County (INS)                                5.75        3/01/2012         1,391
                                                                                           --------
             CASINOS & GAMING (0.5%)
     1,000   Mashantucket (Western) Pequot Tribe(b)             5.91        9/01/2021           635
     3,395   Seneca Nation of Indians Capital
                Improvements Auth.                              6.75       12/01/2013         3,189
                                                                                           --------
                                                                                              3,824
                                                                                           --------
             EDUCATION (0.4%)
     1,845   California State Univ. (INS)                       5.27       11/01/2017         1,823
     1,000   Univ. of Oklahoma                                  5.25       11/01/2019           974
                                                                                           --------
                                                                                              2,797
                                                                                           --------
             ELECTRIC/GAS UTILITIES (0.1%)
     1,000   North Carolina Eastern Municipal Power Agency      5.23        1/01/2011           995
                                                                                           --------
             GENERAL OBLIGATION (0.1%)
     1,000   Riverside (INS)                                    4.21        2/15/2011           989
                                                                                           --------
             HOSPITAL (0.1%)
     1,000   Medical Univ. (INS)                                5.01        2/15/2015           942
                                                                                           --------

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)        SECURITY                                           RATE        MATURITY          (000)
---------------------------------------------------------------------------------------------------
             MULTIFAMILY HOUSING (0.1%)
$    1,080   American Eagle Northwest LLC                       4.97%      12/15/2018      $  1,044
                                                                                           --------
             NURSING/CCRC (0.2%)
     2,000   Statewide Communities Dev. Auth. (INS)             5.59        2/01/2015         1,820
                                                                                           --------
             OIL & GAS REFINING & MARKETING (0.1%)
     1,000   Harris County                                      5.68        3/01/2023           998
                                                                                           --------
             SPECIAL ASSESSMENT/TAX/FEE (0.8%)
     2,805   Erie County Tobacco Asset Securitization Corp.     6.00        6/01/2028         2,039
     1,000   New York State Environmental Facilities
                Corp. (INS)                                     4.02       12/15/2009         1,001
     1,000   New York State Housing Finance Agency              5.19        9/15/2011         1,023
     2,000   New York State Urban Dev. Corp. (INS)              4.38       12/15/2011         2,003
                                                                                           --------
                                                                                              6,066
                                                                                           --------
             WATER/SEWER UTILITY (0.2%)
     2,000   Escondido Joint Powers Financing Auth. (INS)       5.53        9/01/2018         1,910
                                                                                           --------
             Total Municipal Bonds (cost: $28,328)                                           26,397
                                                                                           --------
---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
---------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (1.3%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    30,000   Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(b)                                           1,660
                                                                                           --------
             FINANCIALS (0.9%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
    50,000   HSBC Holdings, 6.20%, perpetual                                                    770
                                                                                           --------
             LIFE & HEALTH INSURANCE (0.1%)
   100,000   Delphi Financial Group, Inc., 7.38%, perpetual                                   1,225
                                                                                           --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    20,000   Axis Capital Holdings Ltd., 7.50%, perpetual                                     1,230
$    1,000   White Mountains Re Group, 7.51%, perpetual(b)                                      313
                                                                                           --------
                                                                                              1,543
                                                                                           --------
             REINSURANCE (0.3%)
     2,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*(f)                          1,372
$    3,000   Swiss Re Capital I LP, 6.85%, perpetual(b)                                       1,043
                                                                                           --------
                                                                                              2,415
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
$(000)/SHARES  SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               REITs - INDUSTRIAL (0.1%)
    30,000     AMB Property Corp., 7.00%, cumulative redeemable, perpetual                 $    547
                                                                                           --------
               REITs - SPECIALIZED (0.1%)
    40,000     Public Storage, Inc., 7.00%, perpetual                                           818
                                                                                           --------
               Total Financials                                                               7,318
                                                                                           --------
               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     2,000     Centaur Funding Corp., 9.08%(b)                                                1,264
                                                                                           --------
               U.S. GOVERNMENT (0.0%)(h)
               -------------------------
    80,000     Fannie Mae, 8.25%, perpetual *                                                    93
    80,000     Freddie Mac, 8.38%, perpetual *                                                   86
                                                                                           --------
               Total U.S. Government                                                            179
                                                                                           --------
               Total Preferred Securities (cost: $22,394)                                    10,421
                                                                                           --------

---------------------------------------------------------------------------------------------------

                                                               COUPON
                                                                RATE        MATURITY
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.2%)

             VARIABLE-RATE DEMAND NOTES (0.4%)

             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
$    3,000   Gulf Coast IDA                                     5.25%       5/01/2039         3,000
                                                                                           --------
             MONEY MARKET FUNDS (0.8%)
 6,659,862   State Street Institutional Liquid Reserve
                Fund, 1.12%(i)                                                                6,660
                                                                                           --------
             Total Money Market Instruments (cost: $9,660)                                    9,660
                                                                                           --------
             TOTAL INVESTMENTS (COST: $1,017,715)                                          $804,903
                                                                                           ========

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.3% of net assets at January 31, 2009.

o CATEGORIES AND DEFINITIONS

  ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

  U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  IDA       Industrial Development Authority/Agency

  REIT      Real estate investment trust

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guarantee Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o SPECIFIC NOTES

  (a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2009.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (d) Currently the issuer is in default with respect to interest and/or principal payments.

  (e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

      be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

  (f) Security was fair valued at January 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

  (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2009, was $2,164,000, which represented 0.2% of the Fund's net assets.

  (h) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+," are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (i) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

   *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,017,715)           $  804,903
   Cash                                                                               9
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                            74
         Nonaffiliated transactions                                               1,140
      USAA Investment Management Company (Note 6C)                                  215
      Dividends and interest                                                     10,719
      Securities sold                                                             1,823
   Variation margin on futures contracts                                            769
                                                                             ----------
         Total assets                                                           819,652
                                                                             ----------
LIABILITIES
   Payables:
      Securities purchased                                                        6,758
      Capital shares redeemed                                                       928
      Dividends on capital shares                                                   418
   Accrued management fees                                                          185
   Accrued transfer agent's fees                                                     49
   Other accrued expenses and payables                                               61
                                                                             ----------
         Total liabilities                                                        8,399
                                                                             ----------
           Net assets applicable to capital shares outstanding               $  811,253
                                                                             ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                           $1,035,691
   Accumulated net realized loss on investments                                 (11,626)
   Net unrealized depreciation of investments                                  (212,812)
                                                                             ----------
           Net assets applicable to capital shares outstanding               $  811,253
                                                                             ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $795,978/101,534 shares outstanding)        $     7.84
                                                                             ==========
      Institutional Shares
           (net assets of $15,275/1,948 shares outstanding)                  $     7.84
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                          $     592
   Interest                                                              31,465
                                                                      ---------
           Total income                                                  32,057
                                                                      ---------
EXPENSES
   Management fees                                                        1,220
   Administration and servicing fees:
       Fund Shares                                                          659
       Institutional Shares                                                   3
   Transfer agent's fees:
       Fund Shares                                                          946
       Institutional Shares                                                   3
   Custody and accounting fees:
       Fund Shares                                                          103
       Institutional Shares                                                   1
   Postage:
       Fund Shares                                                           45
   Shareholder reporting fees:
       Fund Shares                                                           25
   Trustees' fees                                                             6
   Registration fees:
       Fund Shares                                                           37
   Professional fees                                                         37
   Other                                                                     10
                                                                      ---------
           Total expenses                                                 3,095
   Expenses reimbursed:
       Fund Shares                                                         (215)
                                                                      ---------
   Net expenses                                                           2,880
                                                                      ---------
NET INVESTMENT INCOME                                                    29,177
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on:
       Unaffiliated transactions                                         (5,874)
       Affiliated transactions (Note 8)                                    (247)
   Change in net unrealized appreciation/depreciation                  (149,041)
                                                                      ---------
           Net realized and unrealized loss                            (155,162)
                                                                      ---------
   Decrease in net assets resulting from operations                   $(125,985)
                                                                      =========

See accompanying notes to financial statements.

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended July 31,
2008

--------------------------------------------------------------------------------

                                                                  1/31/2009        7/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $  29,177         $ 45,738
   Net realized loss on investments                                  (6,121)            (327)
   Net realized gain on futures transactions                              -              731
   Change in net unrealized appreciation/depreciation
       of investments                                              (149,041)         (51,903)
                                                                  --------------------------
       Decrease in net assets resulting from operations            (125,985)          (5,761)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (28,805)         (45,740)
       Institutional Shares*                                           (372)               -
                                                                  --------------------------
       Distributions to shareholders                                (29,177)         (45,740)
                                                                  --------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                      (17,184)         314,876
   Institutional Shares                                              17,291                -
                                                                  --------------------------
       Total net increase in net assets from capital
           share transactions                                           107          314,876
                                                                  --------------------------
   Capital contribution from USAA Transfer
       Agency Company:
   Fund Shares                                                            -               10
                                                                  --------------------------
   Net increase (decrease) in net assets                           (155,055)         263,385
NET ASSETS
   Beginning of period                                              966,308          702,923
                                                                  --------------------------
   End of period                                                  $ 811,253         $966,308
                                                                  ==========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares) and, effective August 1, 2008, Intermediate-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

       primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                   INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Level 1 -- Quoted Prices                                 $ 10,051,000
    Level 2 -- Other Significant Observable Inputs            793,352,000
    Level 3 -- Significant Unobservable Inputs                  1,500,000
    ----------------------------------------------------------------------------
    Total                                                    $804,903,000
    ----------------------------------------------------------------------------

    The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                       INVESTMENTS IN SECURITIES
    ----------------------------------------------------------------------------
    Balance as of July 31, 2008                               $1,664,000
    Net realized gain (loss)                                           -
    Change in net unrealized appreciation/depreciation           (80,000)
    Net purchases (sales)                                        (84,000)
    Transfers in and/or out of Level 3                                 -
    ----------------------------------------------------------------------------
    Balance as of January 31, 2009                            $1,500,000
    ----------------------------------------------------------------------------

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2009, the Fund did not invest in any futures contracts.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2009.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, the Fund did not incur any expenses paid indirectly.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $2,000, which represents 2.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had capital loss carryovers of $5,505,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                  ---------------------------------------------
                  EXPIRES                              BALANCE
                  -------                            ----------
                   2010                              $5,465,000
                   2014                                  40,000
                                                     ----------
                                         Total       $5,505,000
                                                     ==========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). provides guidance

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $338,570,000 and $317,040,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $8,763,000 and $221,575,000, respectively, resulting in net unrealized depreciation of $212,812,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED        YEAR ENDED
                                        1/31/2009                7/31/2008
--------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES        AMOUNT
                                  ----------------------------------------------
FUND SHARES:
Shares sold                        15,487    $ 132,464      51,658    $ 503,392
Shares issued from reinvested
   dividends                        3,124       25,976       4,175       40,514
Shares redeemed                   (20,776)    (175,624)    (23,479)    (229,030)
                                  ----------------------------------------------
Net increase (decrease) from
   capital share transactions      (2,165)   $ (17,184)     32,354    $ 314,876
                                  ==============================================
INSTITUTIONAL SHARES
   (COMMENCED ON AUGUST 1, 2008):
Shares sold                         2,616    $  22,784           -    $       -
Shares issued from reinvested
   dividends                           46          372           -            -
Shares redeemed                      (714)      (5,865)          -            -
                                  ----------------------------------------------
Net increase from
   capital share transactions       1,948    $  17,291           -    $       -
                                  ==============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2009, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,220,000,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    which is net of a performance adjustment for the Fund Shares and Institutional Shares of $(190,000) and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustment was (0.04)% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $659,000 and $3,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $6,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund Shares and, for their first two fiscal years, the Institutional Shares, to 0.65% and 0.46%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $215,000, which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $946,000 and $3,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $74,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.8%
USAA Target Retirement 2020 Fund                                        0.5
USAA Target Retirement 2030 Fund                                        0.6

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.


                                                         COST TO          NET REALIZED
      SELLER                  PURCHASER                 PURCHASER        LOSS TO SELLER
---------------------------------------------------------------------------------------
USAA High-Yield               USAA Intermediate-
  Opportunities Fund             Term Bond Fund         $7,156,000       $(1,261,000)
USAA Intermediate-            USAA High-Yield
  Term Bond Fund                 Opportunities Fund        755,000          (247,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               JANUARY 31,                                  YEAR ENDED JULY 31,
                               ---------------------------------------------------------------------------------------------
                                   2009            2008            2007               2006               2005           2004
                               ---------------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $   9.32        $   9.85        $   9.81           $  10.13           $  10.14       $  10.15
                               ---------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
  Net investment income             .28             .53             .50                .48                .47            .47
  Net realized and
    unrealized gain (loss)        (1.48)           (.53)            .04(a)            (.32)              (.01)          (.01)
                               ---------------------------------------------------------------------------------------------
Total from investment
  operations                      (1.20)            .00(b)          .54                .16                .46            .46
                               ---------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.28)           (.53)           (.50)              (.48)              (.47)          (.47)
                               ---------------------------------------------------------------------------------------------
Net asset value at
  end of period                $   7.84        $   9.32        $   9.85           $   9.81           $  10.13       $  10.14
                               =============================================================================================
Total return (%)*                (12.99)           (.08)           5.56               1.62               4.60           4.55
Net assets at
  end of period (000)          $795,978        $966,308        $702,923           $433,902           $359,073       $284,846
Ratios to average
  net assets:**
  Expenses (%)(c)                   .65(d)          .65             .65                .65                .65            .65
  Expenses, excluding
    reimbursements (%)(c)           .70(d)          .69             .74                .79                .74            .73
  Net investment
    income (%)                     6.57(d)         5.48            5.06               4.69               4.47           4.46
Portfolio turnover (%)               36              21              28                 30                 42             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $869,953,000.
(a) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(10) FINANCIAL HIGHLIGHTS (continued) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $  9.32
                                                                       -------
Income (loss) from investment operations:
  Net investment income                                                    .28
  Net realized and unrealized loss                                       (1.48)
                                                                       -------
Total from investment operations                                         (1.20)
                                                                       -------
Less distributions from:
  Net investment income                                                   (.28)
                                                                       -------
Net asset value at end of period                                       $  7.84
                                                                       =======
Total return (%)*                                                       (12.95)
Net assets at end of period (000)                                      $15,275
Ratios to average net assets:**
  Expenses (%)(a)                                                          .46
  Net investment income (%)(a)                                            6.93
Portfolio turnover (%)                                                      36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were
    $10,824,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                     BEGINNING               ENDING              DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2008 -
                                   AUGUST 1, 2008        JANUARY 31, 2009      JANUARY 31, 2009
                                   -------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $  870.10                $3.06
Hypothetical
  (5% return before expenses)         1,000.00               1,021.93                 3.31
INSTITUTIONAL SHARES*
Actual                                1,000.00                 870.50                 2.13
Hypothetical
  (5% return before expenses)         1,000.00               1,022.51                 2.31

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares and 0.46% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (12.99)% for Fund Shares and (12.95)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
  >> SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
          USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
40049-0309                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.